Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2024
Financial Assets and Financial Liabilities [Abstract]
Financial Assets and Financial Liabilities

18. Financial assets and financial liabilities

18.1 Financial assets

The Group’s financial assets measured at amortised cost, with carrying amounts that are reasonable approximations of fair values.

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Financial assets at FVTPL
Non-current	—	—
Equity investment at FVTPL	—	—
Total non-current financial assets at FVTPL	—	—
Total financial assets	—	—
Financial assets at amortised cost
Current
Trade receivables (Note 16)	12,000	22,844
Financial assets included in other receivables and other assets, net	11,213	7,231
Amounts due from related parties, net	29,746	303
Amounts due from shareholders, net	—	1,913
Cash and cash equivalents	2,568	7,574
Total current financial assets at amortised cost	55,527	39,865
Non-current
Financial assets included in other receivables and other assets	1,210	1,642
Investment in associates and joint ventures	—	2,370
Total non-current financial assets at amortised cost	1,210	4,012
Total financial assets at amortised cost	56,737	43,877
Total financial assets	56,737	43,877

18.2 Financial liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Current
Trade payables	52,700	34,818
Financial liabilities included in other payables and accruals	88,804	44,081
Amount due to related parties	-	531
Amount due to shareholders	1,016	12,566
Interest-bearing loans and borrowings	52,815	62,226
Lease liabilities	1,438	1,706
	196,773	155,928
Non-current
Interest-bearing loans and borrowings	1,214	3,000
Lease liabilities	3,194	2,487
	4,408	5,487
Total	201,181	161,415

18.3 Fair values and fair value hierarchy

The Group assessed that the fair values of cash and cash equivalents, trade receivables, the current portion of financial assets included in prepayments, other receivables and other assets, amounts due from related parties and shareholders, trade payables, amounts due to related parties and shareholders and the financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The non-current portion of financial assets included in prepayments, other receivables and other assets, and financial liabilities such as interest-bearing loans and borrowings are measured at amortised cost. In the opinion of the directors, the fair values of these financial assets and financial liabilities approximate to their carrying amounts.

The Group invests in an unlisted investment measured at fair value through profit or loss. The Group has estimated the fair value of the unlisted investment by based on the valuation performed by DZValue Consulting Company Limited, an accredited independent valuer who has valuation experience for similar financial instruments. A change in fair value for this unlisted investment of RMB1,000 was recognised in the statement of profit or loss during the year ended December 31, 2022. The Group has estimated the fair value of the unlisted investment based on the valuation performed by ValueLink Consulting Company, an independent valuer who has valuation experience for similar financial instruments for the valuation as of December 31, 2023. As of December 31, 2024 and 2023, the fair value of the unlisted investment were zero.

The significant unobservable inputs used in the valuation of unlisted equity investment, together with a quantitative sensitivity analysis are shown below:

Valuation technique	Significant unobservable inputs	Inputs
Market approach	Discount for lack of marketability	29.0%(2022:33.0%)
	Discount rate	15.0%(2022:12.4%)

The fair value of an unlisted investment measured at fair value through profit or loss as of December 31, 2024 is Nil (2023: Nil) and is categorized within Level 2 (2023: Level 2) of the fair value measurement hierarchy.

During the years ended December 31, 2024 and 2023, there were no transfers of fair value measurements between Level 1 and Level 2, and Level 2 and Level 3.

The following methods and assumptions were used to estimate the fair values:

The fair values of the Group’s interest-bearing loans and borrowings are determined by using the discounted cash flow method using the discount rate currently available for instruments with similar terms, credit risk and remaining maturities as at the end of the reporting period. The changes in fair value as a result of the Group’s own non-performance risk as at December 31, 2024 and 2023 were assessed to be insignificant. The fair values of the Group’s interest-bearing loans and borrowings are approximate to the fair values based on the discounted cash flows.

18.4 Financial instruments risk management objectives and policies

The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, amounts due to related parties and shareholders, trade payables and other payables and accruals. The main purpose of these financial liabilities is to raise finance for the Group’s operations. The Group’s principal financial assets include trade receivables, other receivables and cash and cash equivalents that derive directly from its operations.

The Group is exposed to foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks, which are summarised below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures mainly arise from cash and cash equivalents, a loan receivable from a Hong Kong entity and trade payables to foreign suppliers in currencies other than the Group’s functional currency.

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollars (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax. The impact on the Group’s loss before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2024	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	161
	-5%	(161)
HK$	+5%	—
	-5%	—

For the year ended December 31, 2023	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(823)
	-5%	823
HK$	+5%	—
	-5%	—

For the year ended December 31, 2022	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(461)
	-5%	461
HK$	+5%	—
	-5%	—

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2024 and 2023. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2024

	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified Approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	18,109	18,109
Financial assets included in other receivables and other assets—Normal*	17,575	—	—	—	17,575
Amounts due from related parties—Normal*	30,001	—	—	—	30,001
Amounts due from shareholders—Normal*	—	—	—	—	—
Cash and cash equivalents—not yet past due	2,568	—	—	—	2,568
	50,143	—	—	18,109	68,252

As at December 31, 2023

	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	25,168	25,168
Financial assets included in other receivables and other assets—Normal*	8,873	—	—	—	8,873
Amounts due from related parties—Doubtful*	—	303	—	—	303
Amounts due from shareholders—Normal*	1,913	—	—	—	1,913
Cash and cash equivalents—not yet past due	7,574	—	—	—	7,574
	18,360	303	—	25,168	43,831

*	The credit quality of the financial assets included in prepayments, other receivables and other assets, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management.

The Group has significant credit risk concentration from its largest customers’ trade receivables. The Group’s largest customer’s trade receivables represent 54% and 34% of the Group’s gross trade receivables as at December 31, 2024 and 2023, respectively. The Group’s five largest customers’ trade receivables represent 93% and 92% of the Group’s gross trade receivables as at December 31, 2024 and 2023, respectively.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses both on an aging basis and specific basis. In evaluating the collectability of aging receivable balances, the matrix provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. In evaluating the collectability of specific receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. Generally, trade receivables are written off if past due for more than one year and are subject to enforcement activity.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2024
Expected credit loss rate	2.40%	43.78%	83.95%	87.88%	33.73%
Gross carrying amount (RMB’000)	11,154	583	357	6,015	18,109
Expected credit loss (RMB’000)	268	255	299	5,286	6,109

Subsequent to the year ended December 31, 2024, the Group has collected $600 of the trade receivables.

	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2023
Expected credit loss rate	4.61%	5.13%	40.63	86.53%	9.23%
Gross carrying amount (RMB’000)	23,276	312	288	1,292	25,168
Expected credit loss (RMB’000)	1,072	16	117	1,118	2,324

Liquidity risk

The Group monitors its risk of a shortage of funds using a liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, other borrowings and lease liabilities.

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2024
Interest-bearing loans and borrowings	19,046	34,983	—	54,029
Lease liabilities	—	1,438	3,194	4,632
Trade payables	—	17,703	34,977	52,700
Due to shareholders	1,016	—	—	1,016
Other payables and accruals	—	47,133	41,671	88,804
As at December 31, 2023
Interest-bearing loans and borrowings	34,000	31,226	—	65,226
Lease liabilities	—	1,763	2,260	4,023
Trade payables	—	11,362	23,456	34,818
Due to a shareholder	12,566	—	—	12,566
Due to a related party	531	—	—	531
Other payables and accruals	—	73,900	13,959	87,859

	12-month Expected Credit Losses		Lifetime Expected Credit losses
	Financial assets included in prepayments, other receivables and other asset	Due from related parties	Trade receivables	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2023	20	19	66,981	67,020
Increase in loss allowance arising from new financial assets recognised in the year	2,958	—	1,924	4,882
Decrease in loss allowance from derecognition of financial assets in the year	—	(16)	(66,581)	(66,597)
As at December 31, 2023	2,978	3	2,324	5,305
Increase in loss allowance arising from new financial assets recognised in the year	3,385	252	3,785	7,422
As at December 31, 2024	6,363	255	6,109	12,727

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

Supplier concentration risk – the Group’s main operations are dependent upon one particularly large supplier. The Group purchases copyright from the supplier with an amount of nil, nil and nil for transactions and ending balances of RMB118,118, nil and nil for prepayment as of December 31, 2022, 2023 and 2024, respectively.

The Group’s top 1 supplier accounted for its purchase in 2022, 2023 and 2024, respectively.

	2024	2023	2022
Top 1 supplier
Supplier A	—	—	41%
Supplier B	48%	35%	—

The Group’s top 1 supplier accounted for its ending balances of prepayment in the years ended December 31, 2022, 2023 and 2024, respectively.

	December 31, 2024	December 31, 2023	December 31, 2022
Top 1 supplier
Supplier A	—	—	76.7%
Supplier B	96.5%	70.6%	—

18.5 Changes in liabilities arising from financing activities

	Interest- bearing			Due to
	loans and borrowings	Lease liabilities	Due to shareholders	related parties
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2022	47,539	3,279	325	—
Changes from financing activities	21,506	(1,309)	—	488
Changes from operating activities	—	(859)	—	—
Lease termination	—	(1,151)	—	—
Additions	—	8,578	—	—
Accretion of interest	—	235	—	—
As at December 31, 2022 and January 1, 2023	69,045	8,773	325	488
Changes from financing activities	(3,819)	(3,055)	12,240	—
Changes from operating activities	—	—	—	—
Lease termination	—	(6,734)	—	—
Additions	—	4,945	1	43
Accretion of interest	—	264	—	—
As at December 31, 2023 and January 1, 2024	65,226	4,193	12,566	531
Changes from financing activities	(11,197)	(1,075)	(1,860)	(531)
Changes from operating activities	—	—	(9,690)	—
Lease termination	—	(3,307)	—	—
Additions	—	4,715	—	—
Accretion of interest	—	106	—	—
As at December 31, 2024	54,029	4,632	1,016	—